Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31,	December 31,
	2021	2020
Raw materials	$—	$9,138
Finished goods	—	239
	$—	$9,377